Segment Disclosures (Schedule of Segment Reporting Information) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,061,711	$ 696,249	$ 3,301,944	$ 2,706,577
Cost of revenue	582,228	579,777	2,714,634	2,336,277
Gross Profit	479,483	116,472	587,310	370,300
Engineering Services [Member]
Segment Reporting Information [Line Items]
Revenue	534,958	363,330	1,690,235	2,140,355
Cost of revenue	252,103	347,214	1,253,942	1,782,848
Gross Profit	282,855	16,116	436,293	357,507
Medical Devices [Member]
Segment Reporting Information [Line Items]
Revenue	526,753	332,919	1,611,709	566,222
Cost of revenue	330,125	232,563	1,460,692	553,429
Gross Profit	$ 196,628	$ 100,356	$ 151,017	$ 12,793